Advances to joint ventures (Tables)	3 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Current portion of advances to joint ventures	$6,535	$6,665
Long-term advances to joint ventures	11,051	12,287
Advances/shareholder loans to joint ventures	$17,586	$18,952